CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Parenthetical) - USD ($)	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Change in fair value of notes payable	$ 44,800	$ 0			$ 1,211,173	$ 0
Loss on extinguishment of notes payable	3,265,002	1,303,969	$ 10,293,834	$ 10,293,834	10,138,337	11,597,803	$ 20,504,307	$ 0
Related Party [Member]
Change in fair value of notes payable	60,512	0			60,512	0
Loss on extinguishment of notes payable	$ 2,840,115	$ 521,193			$ 2,840,115	$ 1,491,666